Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
EVENT LINKED BONDS - 21.3% (a)
Canada - 0.0% (b)
Multiperil - 0.0% (b)
MMIFS Re 2025-1 Class A, 5.66% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025, Cost $654,963) (c)(d)(e)	CAD 942,000	$681,074
Chile - 0.2%
Earthquake - 0.2%
IBRD CAR 131, 9.18% (SOFR + 4.79%), 03/31/2026 (Acquired 3/17/2023 - 2/29/2024, Cost $2,950,432) (c)(d)(e)	$2,946,000	2,975,902
Europe - 0.4%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 8.41% (3 Month EURIBOR + 6.39%), 04/20/2028 (Acquired 3/21/2024, Cost $681,786) (c)(d)(e)	EUR 628,000	721,153
Lion Re DAC 2025-1 Class B, 8.01% (3 Month EURIBOR + 6.00%), 06/15/2029 (Acquired 5/22/2025, Cost $457,909) (c)(d)(e)	406,000	462,980
		1,184,133
Multiperil - 0.1%
King Max Re DAC, 7.03% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $833,136) (c)(d)(e)	774,000	887,794
Taranis Re DAC 2023-1 Class A, 10.96% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $282,018) (c)(d)(e)	257,000	300,460
		1,188,254
Windstorm - 0.2%
Blue Sky Re DAC 2023-1, 8.11% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $379,986) (c)(d)(e)	353,000	416,077
Eiffel Re 2023-1 Class A, 5.60% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023, Cost $1,175,736) (c)(d)(e)	1,073,000	1,231,917
Hexagon IV Re 2023-1 Class A, 10.45% (3 Month EURIBOR + 8.43%), 01/21/2028 (Acquired 11/7/2023, Cost $825,695) (c)(d)(e)	772,000	889,420
		2,537,414
		4,909,801
Global - 1.3%
Cyber - 0.4%
East Lane Re VII 2024-1 Class A, 13.22% (3 Month US Treasury Bill Rate + 8.89%), 03/31/2026 (Acquired 12/20/2023, Cost $569,000) (c)(d)(e)	$569,000	574,605
Long Walk Re 2024-1 Class A, 14.57% (3 Month US Treasury Bill Rate + 10.24%), 01/30/2026 (Acquired 11/13/2023, Cost $360,000) (c)(d)(e)	360,000	365,976
Matterhorn Re SR2023-1 Class CYB-A, 16.33% (3 Month US Treasury Bill Rate + 12.00%), 01/08/2026 (Acquired 12/22/2023, Cost $1,346,000) (c)(d)(e)	1,346,000	1,364,306
PoleStar Re 2024-1 Class A, 17.33% (3 Month US Treasury Bill Rate + 13.00%), 01/07/2026 (Acquired 12/13/2023, Cost $1,000,000) (c)(d)(e)	1,000,000	1,014,300
PoleStar Re 2024-3 Class A, 14.83% (3 Month US Treasury Bill Rate + 10.50%), 01/07/2028 (Acquired 9/19/2024, Cost $1,682,000) (c)(d)(e)	1,682,000	1,736,076
		5,055,263
Earthquake - 0.1%
3264 Re 2025-1 Class B, 7.33% (3 Month US Treasury Bill Rate + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (c)(d)(e)	491,000	491,000
Ashera Re 2024-1 Class A, 9.52% (3 Month US Treasury Bill Rate + 5.19%), 04/07/2027 (Acquired 3/21/2024, Cost $506,000) (c)(d)(e)	506,000	513,590
		1,004,590
Multiperil - 0.7%
3264 Re 2025-1 Class A, 25.58% (3 Month US Treasury Bill Rate + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (c)(d)(e)	491,000	487,072
Aragonite Re 2024-1 Class A, 9.78% (3 Month US Treasury Bill Rate + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $627,000) (c)(d)(e)	627,000	648,193

1

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil - 0.7% (continued)
Herbie Re 2025-1 Class A, 35.34% (3 Month US Treasury Bill Rate + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $261,000) (c)(d)(e)	$261,000	$260,347
Kendall Re 2024-1 Class A, 10.58% (3 Month US Treasury Bill Rate + 6.25%), 04/30/2027 (Acquired 4/22/2024, Cost $1,023,000) (c)(d)(e)	1,023,000	1,074,662
Matterhorn Re 2025-1 Class A, 11.33% (3 Month US Treasury Bill Rate + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $283,000) (c)(d)(e)	283,000	283,085
Matterhorn Re 2025-1 Class B, 16.58% (3 Month US Treasury Bill Rate + 12.25%), 02/04/2028 (Acquired 1/24/2025, Cost $432,000) (c)(d)(e)	432,000	427,637
Matterhorn Re SR2020-2 Class A, 1.50% (3 Month US Treasury Bill Rate + 1.50%), 01/08/2027 (Acquired 1/29/2020, Cost $1,873,320) (c)(d)(e)(f)	1,873,320	1,498,655
Matterhorn Re SR2021-1 Class A, 10.13% (SOFR + 5.75%), 12/08/2025 (Acquired 9/15/2022, Cost $259,945) (c)(d)(e)	261,000	253,274
Montoya Re 2022-2 Class A, 18.11% (3 Month US Treasury Bill Rate + 13.78%), 04/07/2026 (Acquired 12/8/2022 - 12/5/2024, Cost $488,835) (c)(d)(e)	476,000	493,969
Northshore Re II 2025-1 Class A, 9.34% (3 Month US Treasury Bill Rate + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $897,000) (c)(d)(e)	897,000	897,718
Ocelot Re 2025-1 Class A, 8.83% (3 Month US Treasury Bill Rate + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $1,407,000) (c)(d)(e)	1,407,000	1,407,703
Wrigley Re 2023-1 Class A, 10.57% (3 Month US Treasury Bill Rate + 6.23%), 08/07/2026 (Acquired 7/14/2023, Cost $507,000) (c)(d)(e)	507,000	517,799
		8,250,114
Windstorm - 0.1%
Queen Street 2023 Re DAC, 11.83% (3 Month US Treasury Bill Rate + 7.50%), 12/08/2025 (Acquired 5/12/2023, Cost $1,526,000) (c)(d)(e)	1,526,000	1,527,984
		15,837,951
Great Britain - 0.2%
Flood - 0.1%
Vision 2039 2025-1 Class A, 10.08% (3 Month US Treasury Bill Rate + 5.75%), 04/06/2028 (Acquired 3/10/2025, Cost $1,282,745) (c)(d)(e)	GBP 996,000	1,305,112
Terrorism - 0.1%
Baltic PCC 2025-1 Class A, 10.23% (3 Month US Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025, Cost $705,490) (c)(d)(e)	546,000	721,078
		2,026,190
Jamaica - 0.2%
Windstorm - 0.2%
IBRD CAR 136, 11.58% (SOFR + 7.19%), 12/29/2027 (Acquired 4/25/2024, Cost $2,108,000) (c)(d)(e)	$2,108,000	2,113,797
Japan - 0.3%
Earthquake - 0.2%
Kizuna Re III 2024-1 Class A, 7.08% (3 Month US Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $266,000) (c)(d)(e)	266,000	269,551
Nakama Re 2023-1 Class 2, 8.10% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $802,000) (c)(d)(e)	802,000	820,726
Nakama Re 2025-1 Class 1, 6.44% (3 Month US Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $268,000) (c)(d)(e)	268,000	266,660
Nakama Re Pte. 2021-1 Class 1, 6.38% (3 Month US Treasury Bill Rate + 2.05%), 10/13/2026 (Acquired 2/8/2024, Cost $306,132) (c)(d)(e)	307,000	306,156
		1,663,093
Multiperil - 0.1%
Tomoni Re Pte 2024-1 Class A, 7.58% (3 Month US Treasury Bill Rate + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $679,000) (c)(d)(e)	679,000	679,238
Tomoni Re Pte 2024-1 Class B, 8.33% (3 Month US Treasury Bill Rate + 4.00%), 04/05/2028 (Acquired 3/25/2024, Cost $853,000) (c)(d)(e)	853,000	864,430
		1,543,668
		3,206,761

(Continued)
2

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Mexico - 0.4%
Earthquake - 0.2%
IBRD CAR 132 Class A, 8.61% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024, Cost $1,865,000) (c)(d)(e)	$1,865,000	$1,904,538
IBRD CAR 133 Class B, 15.61% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $651,000) (c)(d)(e)	651,000	656,827
		2,561,365
Windstorm - 0.2%
IBRD CAR 134 Class C, 18.09% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024, Cost $1,408,000) (c)(d)(e)	1,408,000	1,444,960
IBRD CAR 135 Class D, 16.59% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $613,000) (c)(d)(e)	613,000	642,485
		2,087,445
		4,648,810
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023, Cost $1,325,283) (c)(d)(e)	NZD 2,171,000	1,310,146
United States - 18.2%
Earthquake - 3.1%
Acorn Re 2023-1 Class A, 8.69% (3 Month US Treasury Bill Rate + 4.35%), 11/06/2026 (Acquired 6/22/2023, Cost $1,096,000) (c)(d)(e)	$1,096,000	1,113,865
Acorn Re 2024-1 Class A, 7.43% (3 Month US Treasury Bill Rate + 3.10%), 11/05/2027 (Acquired 10/25/2024, Cost $1,080,000) (c)(d)(e)	1,080,000	1,083,672
Acorn Re 2024-1 Class B, 7.43% (3 Month US Treasury Bill Rate + 3.10%), 11/07/2025 (Acquired 10/25/2024 - 3/12/2025, Cost $1,545,170) (c)(d)(e)	1,545,000	1,545,695
Herbie Re 2022-1 Class A, 17.83% (3 Month US Treasury Bill Rate + 13.50%), 01/08/2027 (Acquired 11/18/2022, Cost $392,000) (c)(d)(e)	392,000	417,186
Sutter Re 2023-1 Class B, 11.08% (3 Month US Treasury Bill Rate + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 5/3/2024, Cost $1,974,568) (c)(d)(e)	1,973,000	2,020,648
Sutter Re 2023-1 Class E, 14.09% (3 Month US Treasury Bill Rate + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 9/26/2023, Cost $2,178,287) (c)(d)(e)	2,177,000	2,249,276
Torrey Pines Re 2023-1 Class A, 9.54% (3 Month US Treasury Bill Rate + 5.22%), 06/05/2026 (Acquired 5/18/2023, Cost $1,132,000) (c)(d)(e)	1,132,000	1,150,452
Torrey Pines Re 2024-1 Class A, 10.33% (3 Month US Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 5/17/2024, Cost $1,862,000) (c)(d)(e)	1,862,000	1,936,759
Torrey Pines Re 2024-1 Class B, 11.58% (3 Month US Treasury Bill Rate + 7.25%), 06/07/2027 (Acquired 5/17/2024, Cost $1,263,000) (c)(d)(e)	1,263,000	1,303,669
Torrey Pines Re 2024-1 Class C, 13.33% (3 Month US Treasury Bill Rate + 9.00%), 06/05/2026 (Acquired 5/17/2024, Cost $598,000) (c)(d)(e)	598,000	607,957
Torrey Pines Re 2025-1 Class A, 8.09% (3 Month US Treasury Bill Rate + 3.75%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (c)(d)(e)	913,000	921,263
Torrey Pines Re 2025-1 Class B, 8.84% (3 Month US Treasury Bill Rate + 4.50%), 06/07/2028 (Acquired 4/25/2025, Cost $1,016,000) (c)(d)(e)	1,016,000	1,022,553
Torrey Pines Re 2025-1 Class C, 10.84% (3 Month US Treasury Bill Rate + 6.50%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (c)(d)(e)	913,000	919,574
Ursa Re 2023-1 Class AA, 9.83% (3 Month US Treasury Bill Rate + 5.50%), 12/06/2025 (Acquired 4/12/2023, Cost $633,000) (c)(d)(e)	633,000	638,254
Ursa Re 2023-1 Class C, 12.58% (3 Month US Treasury Bill Rate + 8.25%), 12/06/2025 (Acquired 4/12/2023, Cost $341,000) (c)(d)(e)	341,000	345,365
Ursa Re 2023-2 Class E, 13.58% (3 Month US Treasury Bill Rate + 9.25%), 12/07/2026 (Acquired 10/10/2023, Cost $2,489,000) (c)(d)(e)	2,489,000	2,595,405
Ursa Re 2023-3 Class AA, 9.65% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023, Cost $2,194,000) (c)(d)(e)	2,194,000	2,266,950
Ursa Re 2023-3 Class D, 13.08% (3 Month US Treasury Bill Rate + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 5/17/2024, Cost $2,618,022) (c)(d)(e)	2,614,000	2,728,101
Ursa Re 2025-1 Class F, 11.83% (3 Month US Treasury Bill Rate + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $2,333,000) (c)(d)(e)	2,333,000	2,352,014
Ursa Re II 2022-2 Class AA, 11.33% (3 Month US Treasury Bill Rate + 7.00%), 12/06/2025 (Acquired 12/8/2022, Cost $331,000) (c)(d)(e)	331,000	335,336

(Continued)
3

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Earthquake - 3.1% (continued)
Ursa Re II 2022-2 Class C, 14.58% (3 Month US Treasury Bill Rate + 10.25%), 12/06/2025 (Acquired 12/8/2022 - 9/5/2023, Cost $528,497) (c)(d)(e)	$526,000	$540,465
Ursa Re II 2025-1 Class G, 13.34% (3 Month US Treasury Bill Rate + 9.00%), 06/07/2028 (Acquired 6/6/2025, Cost $3,086,000) (c)(d)(e)	3,086,000	3,091,400
Veraison Re 2023-1 Class A, 11.11% (3 Month US Treasury Bill Rate + 6.79%), 03/09/2026 (Acquired 12/14/2022, Cost $760,000) (c)(d)(e)	760,000	777,632
Veraison Re 2023-1 Class B, 16.96% (3 Month US Treasury Bill Rate + 12.63%), 03/09/2026 (Acquired 12/14/2022, Cost $729,000) (c)(d)(e)	729,000	758,051
Veraison Re 2024-1 Class A, 9.06% (3 Month US Treasury Bill Rate + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/3/2025, Cost $1,102,743) (c)(d)(e)	1,096,000	1,116,166
Veraison Re 2025-1 Class A, 7.83% (3 Month US Treasury Bill Rate + 3.50%), 03/08/2028 (Acquired 1/30/2025, Cost $1,795,000) (c)(d)(e)	1,795,000	1,786,923
Veraison Re 2025-1 Class B, 9.33% (3 Month US Treasury Bill Rate + 5.00%), 03/08/2028 (Acquired 1/30/2025, Cost $852,000) (c)(d)(e)	852,000	861,329
Wrigley Re 2023-1 Class B, 11.04% (3 Month US Treasury Bill Rate + 6.70%), 08/07/2026 (Acquired 7/14/2023, Cost $1,166,000) (c)(d)(e)	1,166,000	1,208,034
		37,693,994
Fire - 0.0% (b)
Greengrove Re 2025-1 Class A, 12.09% (3 Month US Treasury Bill Rate + 7.75%), 04/07/2028 (Acquired 3/19/2025, Cost $422,000) (c)(d)(e)	422,000	422,464
Flood - 0.4%
FloodSmart Re 2022-1 Class B, 4.83% (3 Month US Treasury Bill Rate + 0.50%), 02/26/2029 (Acquired 10/24/2023, Cost $52,645) (c)(d)(e)(f)	52,645	34,220
FloodSmart Re 2024-1 Class A, 18.69% (3 Month US Treasury Bill Rate + 14.36%), 03/12/2027 (Acquired 2/29/2024, Cost $4,099,000) (c)(d)(e)	4,099,000	4,224,429
FloodSmart Re 2024-1 Class B, 21.96% (3 Month US Treasury Bill Rate + 17.63%), 03/12/2027 (Acquired 2/29/2024, Cost $967,000) (c)(d)(e)	967,000	933,203
		5,191,852
Mortality/Longevity/Disease - 0.2%
Vita Capital VI 2021-1 Class B, 7.52% (SOFR + 3.12%), 01/08/2026 (Acquired 2/22/2023, Cost $438,928) (c)(d)(e)(f)	449,000	0
Vitality Re XIII 2022 Class A, 6.33% (3 Month US Treasury Bill Rate + 2.00%), 01/06/2026 (Acquired 1/4/2023, Cost $605,926) (c)(d)(e)	611,000	610,786
Vitality Re XIV 2023 Class A, 7.83% (3 Month US Treasury Bill Rate + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $635,044) (c)(d)(e)	629,000	642,838
Vitality Re XIV 2023 Class B, 8.83% (3 Month US Treasury Bill Rate + 4.50%), 01/05/2027 (Acquired 1/25/2023, Cost $334,000) (c)(d)(e)	334,000	339,043
Vitality Re XV 2024 Class A, 6.83% (3 Month US Treasury Bill Rate + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $372,000) (c)(d)(e)	372,000	374,809
Vitality Re XV 2024 Class B, 7.83% (3 Month US Treasury Bill Rate + 3.50%), 01/07/2028 (Acquired 1/22/2024, Cost $255,000) (c)(d)(e)	255,000	258,379
Vitality Re XVI 2025 Class A, 6.08% (3 Month US Treasury Bill Rate + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $359,000) (c)(d)(e)	359,000	359,018
		2,584,873
Multiperil - 5.8%
Aquila Re I 2023-1 Class A-1, 9.67% (3 Month US Treasury Bill Rate + 5.34%), 06/08/2026 (Acquired 5/10/2023, Cost $265,000) (c)(d)(e)	265,000	267,094
Aquila Re I 2023-1 Class B-1, 11.59% (3 Month US Treasury Bill Rate + 7.26%), 06/08/2026 (Acquired 5/10/2023, Cost $1,079,000) (c)(d)(e)	1,079,000	1,099,069
Aquila Re I 2023-1 Class C-1, 13.16% (3 Month US Treasury Bill Rate + 8.83%), 06/08/2026 (Acquired 5/10/2023 - 2/24/2025, Cost $1,538,827) (c)(d)(e)	1,530,000	1,568,021
Aquila Re I 2024-1 Class A-1, 9.58% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $492,000) (c)(d)(e)	492,000	498,470
Aquila Re I 2024-1 Class B-1, 12.68% (3 Month US Treasury Bill Rate + 8.35%), 06/07/2027 (Acquired 4/26/2024, Cost $299,000) (c)(d)(e)	299,000	309,689

(Continued)
4

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil - 5.8% (continued)
Baldwin Re 2023-1 Class A, 9.39% (3 Month US Treasury Bill Rate + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $423,000) (c)(d)(e)	$423,000	$435,204
Baldwin Re 2025-1 Class A, 8.09% (3 Month US Treasury Bill Rate + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $1,024,000) (c)(d)(e)	1,024,000	1,036,749
Bluebonnet Re 2025-2 Class A, 16.34% (3 Month US Treasury Bill Rate + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $1,145,000) (c)(d)(e)	1,145,000	1,174,713
Bonanza Re 2024-1 Class A, 4.13% (Treasury Money Market Fund + 0.00%), 01/08/2026 (Acquired 12/16/2024, Cost $230,274) (c)(d)(e)	253,000	218,541
Bonanza Re 2024-1 Class C, 9.63% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024, Cost $802,000) (c)(d)(e)	802,000	799,113
Bridge Street Re 2025-1 Class A, 8.17% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024, Cost $1,018,000) (c)(d)(e)	1,018,000	1,024,108
Commonwealth Re 2025-1 Class A, 8.09% (3 Month US Treasury Bill Rate + 3.75%), 07/10/2028 (Acquired 5/30/2025, Cost $912,000) (c)(d)(e)	912,000	916,514
Foundation Re 2023-1 Class A, 10.58% (3 Month US Treasury Bill Rate + 6.25%), 01/08/2027 (Acquired 12/19/2023, Cost $968,000) (c)(d)(e)	968,000	984,940
Four Lakes Re 2022-1 Class A, 11.14% (3 Month US Treasury Bill Rate + 6.81%), 01/07/2026 (Acquired 12/22/2022, Cost $187,000) (c)(d)(e)	187,000	187,346
Four Lakes Re 2023-1 Class A, 10.13% (3 Month US Treasury Bill Rate + 5.80%), 01/07/2027 (Acquired 12/8/2023, Cost $314,000) (c)(d)(e)	314,000	317,077
Four Lakes Re 2024-1 Class A, 9.83% (3 Month US Treasury Bill Rate + 5.50%), 01/07/2028 (Acquired 12/11/2024, Cost $859,000) (c)(d)(e)	859,000	852,600
Four Lakes Re 2024-1 Class B, 12.58% (3 Month US Treasury Bill Rate + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $341,000) (c)(d)(e)	341,000	336,959
Fuchsia 2 2024-1 Class A, 9.47% (3 Month US Treasury Bill Rate + 5.14%), 04/06/2028 (Acquired 12/18/2024, Cost $1,324,000) (c)(d)(e)	1,324,000	1,333,136
Fuchsia 2023-1 Class A, 14.62% (3 Month US Treasury Bill Rate + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $815,000) (c)(d)(e)	815,000	841,854
Galileo Re 2023-1 Class A, 11.33% (3 Month US Treasury Bill Rate + 7.00%), 01/07/2028 (Acquired 12/4/2023, Cost $1,313,000) (c)(d)(e)	1,313,000	1,364,076
Galileo Re 2023-1 Class B, 11.33% (3 Month US Treasury Bill Rate + 7.00%), 01/08/2026 (Acquired 12/4/2023, Cost $409,000) (c)(d)(e)	409,000	411,802
Herbie Re 2024-2 Class A, 11.58% (3 Month US Treasury Bill Rate + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (c)(d)(e)	462,000	462,924
Herbie Re 2024-2 Class B, 15.08% (3 Month US Treasury Bill Rate + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (c)(d)(e)	462,000	475,490
Herbie Re 2024-2 Class C, 27.33% (3 Month US Treasury Bill Rate + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $402,000) (c)(d)(e)	402,000	381,659
High Point Re 2023-1 Class A, 9.94% (Treasury Money Market Fund + 5.75%), 01/06/2027 (Acquired 12/1/2023, Cost $2,582,000) (c)(d)(e)	2,582,000	2,613,500
Hypatia Ltd. 2023-1 Class A, 14.83% (3 Month US Treasury Bill Rate + 10.50%), 04/08/2026 (Acquired 3/27/2023, Cost $377,000) (c)(d)(e)	377,000	389,912
Locke Tavern Re 2023-1 Class A, 9.11% (3 Month US Treasury Bill Rate + 4.78%), 04/09/2026 (Acquired 3/23/2023 - 8/21/2023, Cost $1,163,145) (c)(d)(e)	1,161,000	1,174,642
Long Point Re IV 2022-1 Class A, 8.58% (3 Month US Treasury Bill Rate + 4.25%), 06/01/2026 (Acquired 9/28/2023, Cost $259,956) (c)(d)(e)	261,000	263,205
Merna Re II 2023-1 Class A, 12.08% (3 Month US Treasury Bill Rate + 7.75%), 07/07/2026 (Acquired 4/5/2023, Cost $1,066,000) (c)(d)(e)	1,066,000	1,088,599
Merna Re II 2023-2 Class A, 14.58% (3 Month US Treasury Bill Rate + 10.25%), 07/07/2026 (Acquired 4/5/2023, Cost $1,279,000) (c)(d)(e)	1,279,000	1,311,615
Merna Re II 2024-1 Class A, 11.58% (3 Month US Treasury Bill Rate + 7.25%), 07/07/2027 (Acquired 5/8/2024, Cost $1,379,000) (c)(d)(e)	1,379,000	1,423,128
Merna Re II 2024-2 Class A, 13.08% (3 Month US Treasury Bill Rate + 8.75%), 07/07/2027 (Acquired 5/8/2024, Cost $1,758,000) (c)(d)(e)	1,758,000	1,807,136
Merna Re II 2024-3 Class A, 12.83% (3 Month US Treasury Bill Rate + 8.50%), 07/07/2027 (Acquired 5/8/2024, Cost $2,931,000) (c)(d)(e)	2,931,000	2,960,163

(Continued)
5

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil - 5.8% (continued)
Merna Re II 2025-3 Class A, 11.34% (3 Month US Treasury Bill Rate + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $1,945,000) (c)(d)(e)	$1,945,000	$1,995,181
Merna Re II 2025-4 Class A, 12.09% (3 Month US Treasury Bill Rate + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $2,004,000) (c)(d)(e)	2,004,000	2,012,116
Mona Lisa Re 2024-1 Class A, 14.08% (3 Month US Treasury Bill Rate + 9.75%), 06/25/2027 (Acquired 1/23/2025, Cost $323,663) (c)(d)(e)	299,000	326,762
Mona Lisa Re 2025-1 Class A, 12.33% (3 Month US Treasury Bill Rate + 8.00%), 01/08/2029 (Acquired 12/3/2024, Cost $648,000) (c)(d)(e)	648,000	649,847
Mona Lisa Re 2025-1 Class B, 14.83% (3 Month US Treasury Bill Rate + 10.50%), 01/07/2028 (Acquired 12/3/2024, Cost $678,000) (c)(d)(e)	678,000	678,610
Mountain Re 2023-1 Class A, 11.15% (3 Month US Treasury Bill Rate + 6.82%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $807,497) (c)(d)(e)	804,000	826,592
Mystic Re IV 2023-1 Class A, 13.26% (3 Month US Treasury Bill Rate + 8.93%), 01/08/2026 (Acquired 12/16/2022 - 6/12/2024, Cost $1,155,568) (c)(d)(e)	1,154,000	1,184,754
Mystic Re IV 2025-1 Class A, 8.33% (3 Month US Treasury Bill Rate + 4.00%), 01/10/2028 (Acquired 12/17/2024, Cost $446,000) (c)(d)(e)	446,000	443,391
Mystic Re IV 2025-1 Class B, 14.58% (3 Month US Treasury Bill Rate + 10.25%), 01/10/2028 (Acquired 12/17/2024, Cost $282,000) (c)(d)(e)	282,000	284,651
Mystic Re IV 2025-1 Class C, 18.33% (3 Month US Treasury Bill Rate + 14.00%), 01/10/2028 (Acquired 12/17/2024, Cost $714,000) (c)(d)(e)(f)	714,000	303,450
Residential Re 2019-I Class 12, 4.43% (3 Month US Treasury Bill Rate + 0.10%), 06/06/2026 (Acquired 5/8/2019, Cost $186,919) (c)(d)(e)	186,919	106,591
Residential Re 2021-I Class 12, 4.83% (3 Month US Treasury Bill Rate + 0.50%), 06/06/2028 (Acquired 7/12/2023, Cost $301,000) (c)(d)(e)	301,000	60,200
Residential Re 2021-II Class 3, 10.11% (3 Month US Treasury Bill Rate + 5.78%), 12/06/2025 (Acquired 7/12/2022, Cost $995,669) (c)(d)(e)	1,000,000	970,900
Residential Re 2022-I Class 14, 8.33% (3 Month US Treasury Bill Rate + 4.00%), 06/06/2026 (Acquired 7/12/2022, Cost $1,989,000) (c)(d)(e)	2,000,000	1,930,000
Residential Re 2023-I Class 13, 15.37% (3 Month US Treasury Bill Rate + 11.04%), 06/06/2027 (Acquired 4/28/2023, Cost $1,887,000) (c)(d)(e)	1,887,000	377,400
Residential Re 2023-I Class 14, 11.09% (3 Month US Treasury Bill Rate + 6.76%), 06/06/2027 (Acquired 4/28/2023 - 9/22/2023, Cost $3,066,372) (c)(d)(e)	3,072,000	3,033,600
Residential Re 2023-II Class 3, 13.03% (3 Month US Treasury Bill Rate + 8.70%), 12/06/2027 (Acquired 11/7/2023, Cost $817,000) (c)(d)(e)	817,000	834,770
Residential Re 2023-II Class 5, 10.30% (3 Month US Treasury Bill Rate + 5.97%), 12/06/2027 (Acquired 11/7/2023, Cost $1,906,000) (c)(d)(e)	1,906,000	1,966,801
Residential Re 2024-I Class 14, 10.31% (3 Month US Treasury Bill Rate + 5.98%), 06/06/2028 (Acquired 4/25/2024, Cost $439,000) (c)(d)(e)	439,000	426,686
Residential Re 2024-II Class 2, 17.75% (3 Month US Treasury Bill Rate + 13.42%), 12/06/2028 (Acquired 11/4/2024, Cost $418,000) (c)(d)(e)	418,000	437,625
Residential Re 2024-II Class 3, 11.27% (3 Month US Treasury Bill Rate + 6.94%), 12/06/2028 (Acquired 11/4/2024, Cost $1,096,000) (c)(d)(e)	1,096,000	1,109,590
Residential Re 2024-II Class 4, 9.71% (3 Month US Treasury Bill Rate + 5.38%), 12/06/2028 (Acquired 11/4/2024, Cost $888,000) (c)(d)(e)	888,000	907,936
Residential Re 2025-I Class 13, 17.34% (3 Month US Treasury Bill Rate + 13.00%), 06/06/2029 (Acquired 5/2/2025, Cost $266,000) (c)(d)(e)	266,000	266,133
Residential Re 2025-I Class 14, 12.09% (3 Month US Treasury Bill Rate + 7.75%), 06/06/2029 (Acquired 5/2/2025, Cost $725,000) (c)(d)(e)	725,000	732,069
Residential Re 2025-I Class 15, 10.09% (3 Month US Treasury Bill Rate + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $1,006,000) (c)(d)(e)	1,006,000	1,013,042
Riverfront Re 2025 Class A, 9.84% (3 Month US Treasury Bill Rate + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $677,000) (c)(d)(e)	677,000	676,052
Sakura Re 2022-1 Class A, 17.83% (3 Month US Treasury Bill Rate + 13.50%), 01/05/2026 (Acquired 12/22/2022, Cost $841,000) (c)(d)(e)	841,000	869,258
Sanders Re II 2024-3 Class A, 8.17% (Treasury Money Market Fund + 4.00%), 04/07/2029 (Acquired 12/10/2024, Cost $1,446,000) (c)(d)(e)	1,446,000	1,434,360

(Continued)
6

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil - 5.8% (continued)
Sanders Re II 2024-3 Class B, 9.42% (Treasury Money Market Fund + 5.25%), 04/07/2029 (Acquired 12/10/2024, Cost $1,475,000) (c)(d)(e)	$1,475,000	$1,481,711
Sanders Re II 2025-1 Class A, 8.34% (3 Month US Treasury Bill Rate + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $1,074,000) (c)(d)(e)	1,074,000	1,085,599
Sanders Re II 2025-1 Class A-2, 8.59% (3 Month US Treasury Bill Rate + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $942,000) (c)(d)(e)	942,000	960,793
Sanders Re II 2025-1 Class B-1, 8.84% (3 Month US Treasury Bill Rate + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $618,000) (c)(d)(e)	618,000	617,228
Sanders Re II 2025-1 Class B-2, 9.09% (3 Month US Treasury Bill Rate + 4.75%), 04/08/2030 (Acquired 3/13/2025, Cost $1,854,000) (c)(d)(e)	1,854,000	1,881,532
Sanders Re II 2025-2 Class A-1, 11.34% (3 Month US Treasury Bill Rate + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $304,000) (c)(d)(e)	304,000	303,772
Sanders Re III 2022-1 Class A, 7.74% (3 Month US Treasury Bill Rate + 3.41%), 04/07/2026 (Acquired 9/28/2023, Cost $885,942) (c)(d)(e)	900,000	886,365
Sanders Re III 2022-3 Class A, 10.60% (3 Month US Treasury Bill Rate + 6.27%), 04/07/2027 (Acquired 12/1/2022, Cost $789,000) (c)(d)(e)	789,000	808,488
Sanders Re III 2023-1 Class A, 9.88% (3 Month US Treasury Bill Rate + 5.55%), 04/07/2027 (Acquired 3/24/2023, Cost $423,000) (c)(d)(e)	423,000	428,605
Sanders Re III 2023-1 Class B, 19.83% (3 Month US Treasury Bill Rate + 15.50%), 04/07/2027 (Acquired 3/24/2023, Cost $528,000) (c)(d)(e)	528,000	512,899
Sanders Re III 2023-2 Class A, 12.47% (3 Month US Treasury Bill Rate + 8.14%), 06/05/2026 (Acquired 5/24/2023, Cost $2,129,000) (c)(d)(e)	2,129,000	2,174,880
Sanders Re III 2024-1 Class A, 10.08% (3 Month US Treasury Bill Rate + 5.75%), 04/07/2028 (Acquired 1/16/2024, Cost $1,627,000) (c)(d)(e)	1,627,000	1,683,538
Solomon Re 2023-1 Class A, 9.86% (3 Month US Treasury Bill Rate + 5.52%), 06/08/2026 (Acquired 6/12/2023, Cost $379,000) (c)(d)(e)	379,000	384,988
Stabilitas Re 2023-1 Class A, 12.84% (3 Month US Treasury Bill Rate + 8.50%), 06/05/2026 (Acquired 1/16/2025, Cost $344,677) (c)(d)(e)	336,000	340,553
Titania Re 2024-1 Class A, 10.58% (3 Month US Treasury Bill Rate + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $566,000) (c)(d)(e)	566,000	569,424
Titania Re 2024-1 Class B, 13.83% (3 Month US Treasury Bill Rate + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $535,000) (c)(d)(e)	535,000	533,315
Yosemite Re 2025-1 Class A, 11.59% (3 Month US Treasury Bill Rate + 7.25%), 06/07/2028 (Acquired 3/18/2025, Cost $497,000) (c)(d)(e)	497,000	501,225
		71,342,330
Windstorm - 8.7%
1886 Re 2025-1 Class A, 8.84% (3 Month US Treasury Bill Rate + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $427,000) (c)(d)(e)	427,000	434,537
Alamo Re 2023-1 Class A, 13.41% (3 Month US Treasury Bill Rate + 9.08%), 06/07/2026 (Acquired 4/12/2023, Cost $2,579,000) (c)(d)(e)	2,579,000	2,641,541
Alamo Re 2024-1 Class A, 10.87% (3 Month US Treasury Bill Rate + 6.54%), 06/07/2027 (Acquired 4/4/2024 - 3/12/2025, Cost $3,873,001) (c)(d)(e)	3,865,000	3,988,487
Alamo Re 2024-1 Class B, 12.76% (3 Month US Treasury Bill Rate + 8.43%), 06/07/2027 (Acquired 4/4/2024, Cost $4,761,000) (c)(d)(e)	4,761,000	4,956,201
Alamo Re 2024-1 Class C, 16.21% (3 Month US Treasury Bill Rate + 11.88%), 06/07/2026 (Acquired 4/4/2024, Cost $3,851,000) (c)(d)(e)	3,851,000	3,982,897
Armor Re II 2024-1 Class A, 14.53% (3 Month US Treasury Bill Rate + 10.20%), 05/07/2027 (Acquired 4/11/2024, Cost $1,321,000) (c)(d)(e)	1,321,000	1,382,360
Armor Re II 2024-2 Class A, 12.83% (3 Month US Treasury Bill Rate + 8.50%), 01/07/2028 (Acquired 12/11/2024, Cost $548,000) (c)(d)(e)	548,000	554,083
Bayou Re 2023-1 Class A, 16.72% (3 Month US Treasury Bill Rate + 12.39%), 05/26/2026 (Acquired 5/11/2023, Cost $750,000) (c)(d)(e)	750,000	769,912
Bayou Re 2023-1 Class B, 23.37% (3 Month US Treasury Bill Rate + 19.04%), 05/26/2026 (Acquired 5/11/2023, Cost $1,206,000) (c)(d)(e)	1,206,000	1,244,833
Bayou Re 2024-1 Class A, 12.66% (3 Month US Treasury Bill Rate + 8.33%), 04/30/2027 (Acquired 4/18/2024, Cost $1,257,000) (c)(d)(e)	1,257,000	1,319,410

(Continued)
7

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Windstorm - 8.7% (continued)
Bayou Re 2024-1 Class B, 22.65% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $419,000) (c)(d)(e)	$419,000	$446,214
Bayou Re 2025-1 Class A, 11.34% (3 Month US Treasury Bill Rate + 7.00%), 05/08/2028 (Acquired 4/21/2025, Cost $992,000) (c)(d)(e)	992,000	990,462
Blue Ridge Re 2023-1 Class A, 9.58% (3 Month US Treasury Bill Rate + 5.25%), 01/08/2027 (Acquired 11/14/2023, Cost $2,068,000) (c)(d)(e)	2,068,000	2,113,599
Blue Ridge Re 2023-1 Class B, 12.14% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023, Cost $2,518,000) (c)(d)(e)(g)	2,518,000	2,583,720
Bluebonnet Re 2025-1 Class B, 12.84% (3 Month US Treasury Bill Rate + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $690,000) (c)(d)(e)	690,000	711,631
Bluebonnet Re 2025-1 Class C, 16.09% (3 Month US Treasury Bill Rate + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $558,000) (c)(d)(e)	558,000	575,549
Cape Lookout Re 2023-1 Class A, 11.53% (3 Month US Treasury Bill Rate + 7.20%), 04/28/2026 (Acquired 4/14/2023 - 9/17/2024, Cost $3,450,127) (c)(d)(e)	3,445,000	3,518,551
Cape Lookout Re 2024-1 Class A, 13.03% (3 Month US Treasury Bill Rate + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 9/13/2024, Cost $4,186,746) (c)(d)(e)	4,180,000	4,254,613
Cape Lookout Re 2025-1 Class A, 11.23% (3 Month US Treasury Bill Rate + 6.90%), 03/13/2028 (Acquired 2/27/2025, Cost $3,886,000) (c)(d)(e)	3,886,000	3,968,383
Charles River Re 2024-1 Class A, 11.96% (3 Month US Treasury Bill Rate + 7.63%), 05/10/2027 (Acquired 4/5/2024, Cost $885,000) (c)(d)(e)	885,000	908,187
Chartwell Re 2025-1 Class A, 10.34% (3 Month US Treasury Bill Rate + 6.00%), 06/07/2028 (Acquired 5/2/2025, Cost $710,000) (c)(d)(e)	710,000	726,188
Citrus Re 2023-1 Class A, 10.92% (3 Month US Treasury Bill Rate + 6.59%), 06/07/2026 (Acquired 4/27/2023, Cost $1,009,000) (c)(d)(e)	1,009,000	1,029,584
Citrus Re 2023-1 Class B, 13.04% (3 Month US Treasury Bill Rate + 8.71%), 06/07/2026 (Acquired 4/27/2023, Cost $876,000) (c)(d)(e)	876,000	902,411
Citrus Re 2024-1 Class B, 14.77% (3 Month US Treasury Bill Rate + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $508,000) (c)(d)(e)	508,000	529,565
Citrus Re 2025-1 Class A, 12.08% (3 Month US Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 3/5/2025, Cost $483,000) (c)(d)(e)	483,000	479,716
Citrus Re 2025-1 Class B, 8.83% (3 Month US Treasury Bill Rate + 4.50%), 06/07/2028 (Acquired 3/5/2025, Cost $410,000) (c)(d)(e)	410,000	413,096
Commonwealth Re 2023-1 Class A, 8.18% (3 Month US Treasury Bill Rate + 3.86%), 07/08/2026 (Acquired 6/7/2023, Cost $783,000) (c)(d)(e)	783,000	788,442
Everglades Re II 2024-1 Class A, 14.83% (3 Month US Treasury Bill Rate + 10.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,964,000) (c)(d)(e)	2,964,000	3,105,383
Everglades Re II 2024-1 Class B, 15.83% (3 Month US Treasury Bill Rate + 11.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,980,000) (c)(d)(e)	2,980,000	3,103,968
Everglades Re II 2024-1 Class C, 17.08% (3 Month US Treasury Bill Rate + 12.75%), 05/13/2027 (Acquired 5/15/2024, Cost $2,066,000) (c)(d)(e)	2,066,000	2,141,822
Everglades Re II 2025-1 Class A, 13.09% (3 Month US Treasury Bill Rate + 8.75%), 05/19/2028 (Acquired 5/5/2025, Cost $2,126,000) (c)(d)(e)	2,126,000	2,146,303
Everglades Re II 2025-1 Class B, 14.09% (3 Month US Treasury Bill Rate + 9.75%), 05/19/2028 (Acquired 5/5/2025, Cost $1,949,000) (c)(d)(e)	1,949,000	1,956,699
Everglades Re II 2025-1 Class C, 15.59% (3 Month US Treasury Bill Rate + 11.25%), 05/19/2028 (Acquired 5/5/2025, Cost $2,362,000) (c)(d)(e)	2,362,000	2,369,676
Everglades Re II 2025-1 Class D, 17.34% (3 Month US Treasury Bill Rate + 13.00%), 05/19/2028 (Acquired 5/5/2025, Cost $1,418,000) (c)(d)(e)	1,418,000	1,432,180
Fish Pond Re 2024-1 Class A, 8.35% (3 Month US Treasury Bill Rate + 4.02%), 01/08/2027 (Acquired 12/22/2023, Cost $842,000) (c)(d)(e)	842,000	854,167
Gateway Re 2023-1 Class A, 18.27% (3 Month US Treasury Bill Rate + 13.94%), 02/24/2026 (Acquired 2/3/2023, Cost $2,215,000) (c)(d)(e)	2,215,000	2,279,124
Gateway Re 2023-1 Class B, 25.19% (Treasury Money Market Fund + 21.00%), 02/24/2026 (Acquired 2/3/2023, Cost $479,000) (c)(d)(e)	479,000	485,251
Gateway Re 2023-3 Class A, 15.07% (Treasury Money Market Fund + 10.88%), 07/08/2026 (Acquired 7/14/2023, Cost $594,000) (c)(d)(e)(g)	594,000	587,674

(Continued)
8

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Windstorm - 8.7% (continued)
Gateway Re 2024-1 Class AA, 10.23% (3 Month US Treasury Bill Rate + 5.90%), 07/08/2027 (Acquired 3/11/2024, Cost $638,000) (c)(d)(e)	$638,000	$645,050
Gateway Re 2025-1 Class A, 14.83% (3 Month US Treasury Bill Rate + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $254,000) (c)(d)(e)	254,000	257,353
Gateway Re 2025-1 Class AA, 4.19% (Treasury Money Market Fund + 0.00%), 12/22/2025 (Acquired 2/12/2025, Cost $664,094) (c)(d)(e)	688,000	656,593
Gateway Re 2025-1 Class AAA, 8.58% (3 Month US Treasury Bill Rate + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $419,000) (c)(d)(e)	419,000	414,684
Gateway Re 2025-1 Class C1, 4.34% (3 Month US Treasury Bill Rate + 0.00%), 12/22/2025 (Acquired 2/12/2025, Cost $459,546) (c)(d)(e)	479,000	444,440
Gateway Re 2025-1 Class C2, 13.83% (3 Month US Treasury Bill Rate + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $1,525,000) (c)(d)(e)	1,525,000	1,524,009
Gateway Re 2025-2 Class A, 11.19% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $583,000) (c)(d)(e)	583,000	586,002
Gateway Re II 2023-1 Class A, 13.90% (3 Month US Treasury Bill Rate + 9.57%), 04/27/2026 (Acquired 4/13/2023, Cost $608,000) (c)(d)(e)	608,000	614,445
Genesee Street Re 2025-1 Class A, 7.59% (3 Month US Treasury Bill Rate + 3.25%), 04/07/2028 (Acquired 4/28/2025, Cost $766,000) (c)(d)(e)	766,000	765,540
Hestia Re 2022-1 Class A, 4.43% (3 Month US Treasury Bill Rate + 0.10%), 04/22/2029 (Acquired 2/5/2024, Cost $8,827) (c)(d)(e)	8,829	4,194
Hestia Re 2025-1 Class A, 11.08% (3 Month US Treasury Bill Rate + 6.75%), 03/13/2028 (Acquired 2/27/2025, Cost $1,148,000) (c)(d)(e)	1,148,000	1,137,725
Hestia Re 2025-1 Class B, 12.58% (3 Month US Treasury Bill Rate + 8.25%), 03/13/2028 (Acquired 2/27/2025, Cost $530,000) (c)(d)(e)	530,000	528,463
Integrity Re 2024-1 Class A, 14.88% (3 Month US Treasury Bill Rate + 10.55%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (c)(d)(e)	542,000	541,919
Integrity Re 2024-1 Class B, 17.65% (3 Month US Treasury Bill Rate + 13.32%), 06/06/2026 (Acquired 3/1/2024, Cost $310,000) (c)(d)(e)	310,000	310,403
Integrity Re 2024-1 Class C, 21.33% (3 Month US Treasury Bill Rate + 17.00%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (c)(d)(e)	542,000	548,206
Integrity Re 2024-1 Class D, 27.12% (3 Month US Treasury Bill Rate + 22.80%), 06/06/2026 (Acquired 3/1/2024, Cost $852,000) (c)(d)(e)	852,000	803,146
Integrity Re III 2025-1 Class A-2, 12.33% (3 Month US Treasury Bill Rate + 8.00%), 06/06/2028 (Acquired 2/21/2025, Cost $317,000) (c)(d)(e)	317,000	317,888
Integrity Re III 2025-1 Class B-2, 14.08% (3 Month US Treasury Bill Rate + 9.75%), 06/06/2028 (Acquired 2/21/2025, Cost $257,000) (c)(d)(e)	257,000	257,771
Integrity Re III 2025-1 Class C, 16.58% (3 Month US Treasury Bill Rate + 12.25%), 06/06/2028 (Acquired 2/21/2025, Cost $786,000) (c)(d)(e)	786,000	790,205
Integrity Re III 2025-1 Class D, 29.83% (3 Month US Treasury Bill Rate + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $483,000) (c)(d)(e)	483,000	484,401
Lightning Re 2023-1 Class A, 15.33% (3 Month US Treasury Bill Rate + 11.00%), 03/31/2026 (Acquired 3/20/2023 - 4/10/2024, Cost $4,239,751) (c)(d)(e)	4,190,000	4,286,370
Longleaf Pine Re 2024-1 Class A, 21.83% (3 Month US Treasury Bill Rate + 17.50%), 05/25/2027 (Acquired 5/10/2024, Cost $1,190,000) (c)(d)(e)	1,190,000	1,254,081
Lower Ferry Re 2023-1 Class A, 8.77% (3 Month US Treasury Bill Rate + 4.43%), 07/08/2026 (Acquired 6/23/2023, Cost $456,000) (c)(d)(e)	456,000	459,215
Lower Ferry Re 2023-1 Class B, 9.61% (3 Month US Treasury Bill Rate + 5.27%), 07/08/2026 (Acquired 6/23/2023, Cost $1,139,000) (c)(d)(e)	1,139,000	1,155,345
Mayflower Re 2023-1 Class A, 4.69% (3 Month US Treasury Bill Rate + 4.69%), 07/08/2026 (Acquired 6/26/2023, Cost $837,000) (c)(d)(e)	837,000	845,663
Mayflower Re 2023-1 Class B, 10.35% (3 Month US Treasury Bill Rate + 6.02%), 07/08/2026 (Acquired 6/26/2023, Cost $2,082,000) (c)(d)(e)	2,082,000	2,138,214
Mayflower Re 2024-1 Class A, 8.83% (3 Month US Treasury Bill Rate + 4.50%), 07/08/2027 (Acquired 6/21/2024, Cost $650,000) (c)(d)(e)	650,000	661,635
Mayflower Re 2025-1 Class A, 7.84% (3 Month US Treasury Bill Rate + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $1,159,000) (c)(d)(e)	1,159,000	1,164,679

(Continued)
9

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Windstorm - 8.7% (continued)
Merna Re II 2025-1 Class A, 12.09% (3 Month US Treasury Bill Rate + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $545,000) (c)(d)(e)	$545,000	$546,962
Merna Re II 2025-2 Class A, 13.09% (3 Month US Treasury Bill Rate + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $943,000) (c)(d)(e)	943,000	947,998
Metrocat Re 2023-1 Class A, 5.75% (3 Month US Treasury Bill Rate + 5.75%), 05/08/2026 (Acquired 5/12/2023, Cost $321,000) (c)(d)(e)	321,000	320,438
Nature Coast Re 2023-1 Class A, 14.33% (3 Month US Treasury Bill Rate + 10.00%), 12/07/2026 (Acquired 11/16/2023, Cost $1,341,000) (c)(d)(e)	1,341,000	1,353,471
Nature Coast Re 2023-1 Class B, 17.83% (3 Month US Treasury Bill Rate + 13.50%), 12/07/2026 (Acquired 11/16/2023, Cost $470,000) (c)(d)(e)	470,000	474,089
Nature Coast Re 2024-1 Class A, 19.08% (3 Month US Treasury Bill Rate + 14.75%), 06/07/2028 (Acquired 6/17/2024, Cost $469,000) (c)(d)(e)	469,000	511,468
Nature Coast Re 2025-1 Class A, 14.08% (3 Month US Treasury Bill Rate + 9.75%), 01/16/2029 (Acquired 12/27/2024, Cost $1,161,000) (c)(d)(e)	1,161,000	1,160,884
Nature Coast Re 2025-2 Class A, 14.09% (3 Month US Treasury Bill Rate + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $382,000) (c)(d)(e)	382,000	383,146
Palm Re 2024-1 Class A, 13.83% (3 Month US Treasury Bill Rate + 9.50%), 06/07/2027 (Acquired 4/4/2024, Cost $928,000) (c)(d)(e)	928,000	947,070
Palm Re 2025-1 Class A, 12.09% (3 Month US Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $824,000) (c)(d)(e)	824,000	819,303
Purple Re 2023-1 Class A, 17.16% (1 Month Term SOFR + 12.81%), 04/24/2026 (Acquired 4/6/2023, Cost $959,000) (c)(d)(e)	959,000	979,762
Purple Re 2023-2 Class A, 14.84% (3 Month US Treasury Bill Rate + 10.50%), 06/05/2026 (Acquired 6/27/2023, Cost $674,000) (c)(d)(e)	674,000	685,997
Purple Re 2024-1 Class A, 13.33% (3 Month US Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 4/2/2024, Cost $2,373,000) (c)(d)(e)	2,373,000	2,422,240
Purple Re 2025-1 Class A, 11.59% (3 Month US Treasury Bill Rate + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $650,000) (c)(d)(e)	650,000	667,582
Purple Re 2025-1 Class B, 12.09% (3 Month US Treasury Bill Rate + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $709,000) (c)(d)(e)	709,000	715,842
Recoletos Re DAC 2024-1 Class A, 9.33% (3 Month US Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024, Cost $501,000) (c)(d)(e)	501,000	510,945
Sabine Re 2024-1 Class A, 12.58% (3 Month US Treasury Bill Rate + 8.25%), 04/07/2027 (Acquired 3/26/2024, Cost $488,000) (c)(d)(e)	488,000	504,299
Solis Re 2025-1 Class A, 7.84% (3 Month US Treasury Bill Rate + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $497,000) (c)(d)(e)	497,000	498,814
Winston Re 2024-1 Class A, 14.58% (3 Month US Treasury Bill Rate + 10.25%), 02/26/2027 (Acquired 2/14/2024, Cost $927,000) (c)(d)(e)	927,000	975,019
Winston Re 2024-1 Class B, 16.08% (3 Month US Treasury Bill Rate + 11.75%), 02/26/2027 (Acquired 2/14/2024, Cost $387,000) (c)(d)(e)	387,000	405,847
Winston Re 2025-1 Class A, 10.83% (3 Month US Treasury Bill Rate + 6.50%), 02/21/2028 (Acquired 2/6/2025, Cost $675,000) (c)(d)(e)	675,000	682,054
		106,787,288
		224,022,801
TOTAL EVENT LINKED BONDS (Cost $260,339,842)		261,733,233
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 67.9% (a)
Participation Notes – 1.5%
Global – 1.5%
Multiperil – 1.5%
Eden Re II 2022-1 Class B, (Acquired 12/17/2021, Cost $19,607) (c)(d)(e)(f)(h)(i)	19,608	31,360
Eden Re II 2023-1 Class B, (Acquired 12/22/2022, Cost $5,282) (c)(d)(e)(f)(h)	5,282	69,170
Excelsa Re Ltd., (Acquired 5/7/2025, Cost $17,048,234) (d)(e)(f)(h)(i)	17,021,000	18,150,855

(Continued)
10

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
Multiperil – 1.5% (continued)
Sussex Re 2021-A, (Acquired 12/29/2020, Cost $344,570) (d)(e)(f)(h)	$344,570	$0
Sussex Re 2022-A, (Acquired 1/5/2022, Cost $1,820,000) (d)(e)(f)(h)	1,820,000	0
		18,251,385
Total Participation Notes (Cost $19,237,693)		18,251,385
Preference Shares - 66.4%
Global – 61.6%
Marine/Energy - 0.0% (b)
Kauai (Artex Segregated Account Company), (Acquired 1/7/2016, Cost $19,978,690) (d)(e)(f)(h)	$51,394	145,015
Multiperil - 61.6%
Arenal (Artex Segregated Account Company), (Acquired 5/7/2015 - 12/22/2017, Cost $30,738,112) (d)(e)(f)(h)	165,450	44,180,934
Bowery (Artex Segregated Account Company), (Acquired 9/29/2017, Cost $29,078,495) (d)(e)(f)(h)(i)	200,075	43,517,299
Brighton (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (d)(e)(f)(h)	1,022,526	496,274
Cypress (Horseshoe Re), (Acquired 5/31/2017 - 9/29/2017, Cost $5,006,374) (d)(e)(f)(h)(i)	125,090,500	2,012,206
Emerald Lake (Artex Segregated Account Company), (Acquired 12/16/2015 - 12/17/2018, Cost $28,051,854) (d)(e)(f)(h)(i)	504,899	0
Florblanca (Artex Segregated Account Company), (Acquired 12/29/2016 - 12/21/2017, Cost $11,047,610) (d)(e)(f)(h)(i)	77,550	17,053,565
Harambee Re 2018, (Acquired 12/15/2017, Cost $0) (d)(e)(f)(h)	276	61,288
Harambee Re 2019, (Acquired 12/21/2018, Cost $0) (d)(e)(f)(h)	2,199	14,934
Hatteras (Artex Segregated Account Company), (Acquired 12/30/2014 - 4/11/2019, Cost $61,009,247) (d)(e)(f)(h)	58,673	56,025,940
Hudson Charles (Mt. Logan Re), (Acquired 1/2/2014 - 1/21/2025, Cost $22,966,741) (d)(e)(f)	22,967	27,810,211
Hudson Charles 2 (Mt. Logan Re), (Acquired 3/31/2017 - 4/22/2025, Cost $42,034,034) (d)(e)(f)	42,034	50,360,694
Iseo (Artex Segregated Account Company), (Acquired 9/8/2017, Cost $0) (d)(e)(f)(h)(i)	183,543	0
Kensington (Horseshoe Re), (Acquired 8/16/2018 - 8/11/2020, Cost $0) (d)(e)(f)(h)	954,585	337,289
Latigo (Artex Segregated Account Company), (Acquired 1/6/2014 - 11/1/2018, Cost $16,290,758) (d)(e)(f)(h)(i)	473	24,531,106
LRe 2019 (Lorenz Re Ltd.), (Acquired 7/30/2019, Cost $0) (d)(e)(f)(h)	1	29,066
Madison (Artex Segregated Account Company), (Acquired 12/12/2016 - 2/3/2020, Cost $31,047,339) (d)(e)(f)(h)	97,141	19,381,159
Magnolia (Artex Segregated Account Company), (Acquired 6/20/2024, Cost $24,436,480) (d)(e)(f)(h)	24,436	30,397,614
Mohonk (Artex Segregated Account Company), (Acquired 12/24/2013 - 4/11/2019, Cost $63,132,654) (d)(e)(f)(h)	103	58,630,393
Mulholland (Artex Segregated Account Company), (Acquired 12/26/2013 - 12/31/2015, Cost $566,731) (d)(e)(f)(h)	114	127,125
Pelham (Horseshoe Re), (Acquired 1/2/2018 - 4/25/2018, Cost $18,089,495) (d)(e)(f)(h)	264,553	6,198,890
Peregrine LCA, (Acquired 12/28/2018 - 6/7/2019, Cost $12,768,157) (d)(e)(f)(h)	2,252,060	33,311,460
Peregrine LCA2, (Acquired 1/9/2024, Cost $29,902,397) (d)(e)(f)(h)	2,990,240	35,860,860
Rondout (Artex Segregated Account Company), (Acquired 7/15/2019, Cost $16,962,302) (d)(e)(f)(h)	48,289	45,185,201
Sheepshead (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (d)(e)(f)(h)	969,034	570,126
SR0001 (Horseshoe Re), (Acquired 7/10/2015 - 6/28/2016, Cost $0) (d)(e)(f)(h)	1,757	4,936
St. Kevins (Artex Segregated Account Company), (Acquired 12/29/2016 - 6/27/2018, Cost $22,107,500) (d)(e)(f)(h)(i)	42,944	3,491,259
Thopas Re Ltd. 2024-2 (S), (Acquired 6/26/2024 - 6/30/2025, Cost $34,865,609) (d)(e)(f)(h)(i)	348,656	38,890,659
Viribus Re 2018, (Acquired 12/22/2017, Cost $0) (d)(e)(f)(h)(i)	265,173	4,870
Viribus Re 2019, (Acquired 12/26/2018 - 10/23/2020, Cost $507,130) (d)(e)(f)(h)(i)	526,336	10,684
Woodside (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (d)(e)(f)(h)	1,012,875	441,364
Yoho (Artex Segregated Account Company), (Acquired 5/17/2016 - 6/5/2020, Cost $46,258,424) (d)(e)(f)(h)(i)	357,363	1,707,334
Yorkville (Artex Segregated Account Company), (Acquired 5/31/2019 - 6/3/2020, Cost $95,132,000) (d)(e)(f)(h)	143,394	216,796,678
		757,441,418
		757,586,433

(Continued)
11

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
United States – 4.8%
Multiperil - 4.8%
Greenshoots Re 2025-B, (Acquired 3/28/2025, Cost $10,000,000) (d)(e)(f)(h)(i)	$10,000	$10,928,734
Seawall Re Ltd 2025-B, (Acquired 7/18/2025, Cost $16,478,400) (d)(e)(f)(h)(i)	6,866	16,851,986
SR0005 (Horseshoe Re), (Acquired 4/15/2016, Cost $6,360,627) (d)(e)(f)(h)(i)	6,966,774	0
Trouvaille Re Ltd., (Acquired 3/25/2024 - 3/26/2025, Cost $13,509,737) (d)(e)(f)(h)(i)	135	30,782,982
		58,563,702
Windstorm - 0.0% (b)
Riverdale (Horseshoe Re), (Acquired 6/10/2020, Cost $10,921,991) (d)(e)(f)(h)(i)	251,610	0
SR0006 (Horseshoe Re), (Acquired 8/9/2016, Cost $2,086,571) (d)(e)(f)(h)(i)	39,381,541	34,459
		34,459
		58,598,161
Total Preference Shares (Cost $721,335,458)		816,184,594
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $740,573,151)		834,435,979
LIMITED LIABILITY PARTNERSHIPS - 0.6%
Point Dume LLP (e)(f)(h)(i)(j)		7,303,618
TOTAL LIMITED LIABILITY PARTNERSHIPS (Cost $10,019,646)		7,303,618
	Shares
SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 3.2%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 4.22% (k)	19,454,730	19,454,730
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.22% (k)	19,454,729	19,454,729
		38,909,459
	Par
U.S. Treasury Bills - 5.4%
4.19%, 11/13/2025 (l)	$25,000,000	24,697,656
3.85%, 12/26/2025 (l)	12,500,000	12,286,893
4.23%, 01/02/2026 (l)	20,000,000	19,646,720
4.04%, 02/19/2026 (l)	10,000,000	9,771,712
		66,402,981
TOTAL SHORT-TERM INVESTMENTS (Cost $105,345,315)		105,312,440
TOTAL INVESTMENTS – 98.4% (Cost $1,116,277,954)		1,208,785,270
Other Assets in Excess of Liabilities - 1.6%		19,482,754
TOTAL NET ASSETS - 100.0%		$1,228,268,024

Percentages are stated as a percent of net assets.
Principal amounts stated in U.S. dollars unless otherwise indicated.
CORRA - Canada Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NZD - New Zealand Dollar
(Continued)
12

Consolidated Schedule of Investments	as of July 31, 2025 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

(a)	Country shown is geographic area of peril risk.
(b)	Rounds to zero.
(c)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2025 was $261,833,763, which represented 21.3% of net assets.

(d)	Security is restricted as to resale.
(e)
Foreign issued security. Total foreign securities by country of domicile are $1,103,472,830. Value determined using significant unobservable inputs. Foreign concentrations as a percentage of net assets are as follows: Bermuda: 86.6%, Great Britain 0.9% Cayman Islands: 0.9%, Supranational: 0.8%, Ireland: 0.4% and Singapore: 0.3%.

(f)	Value determined using significant unobservable inputs.
(g)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(h)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. As of July 31, 2025, the fair value of these securities total $763,568,692 or 62.2% of the Fund’s net assets.

(i)	Non-income producing security.
(j)
The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed.

(k)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(l)	The rate shown is the annualized effective yield as of July 31, 2025.
13

Notes to Consolidated Financial Statements	as of July 31, 2025 (Unaudited)

1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services - Investment Companies.
a. Investment Valuation and Fair Value Measurement
The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:
With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).
Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.
Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.
Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable
14

Notes to Consolidated Financial Statements	as of July 31, 2025 (Unaudited)

by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
15

Notes to Consolidated Financial Statements	as of July 31, 2025 (Unaudited)

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of July 31, 2025. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of July 31, 2025. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Canada	$—	$681,074	$—	$681,074
Chile	—	2,975,902	—	2,975,902
Europe	—	4,909,801	—	4,909,801
Global	—	14,339,296	1,498,655	15,837,951
Great Britain	—	2,026,190	—	2,026,190
Jamaica	—	2,113,797	—	2,113,797
Japan	—	3,206,761	—	3,206,761
Mexico	—	4,648,810	—	4,648,810
New Zealand	—	1,310,146	—	1,310,146
United States(1)	—	223,685,131	337,670	224,022,801
Total Event-Linked Bonds	—	259,896,908	1,836,325	261,733,233
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	18,251,385	18,251,385
Preference Shares
Global(1)(2)	—	—	757,586,433	757,586,433
United States(1)(2)	—	—	58,598,161	58,598,161
Total Preference Shares	—	—	816,184,594	816,184,594
Total Quota Shares and Other Reinsurance-Related Securities	—	—	834,435,979	834,435,979
Limited Liability Partnership(2)	—	—	7,303,618	7,303,618
Money Market Funds	38,909,459	—	—	38,909,459
U.S. Treasury Bills	—	66,402,981	—	66,402,981
Total Assets	$38,909,459	$326,299,889	$843,575,922	$1,208,785,270

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.
Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2025:

	Event- Linked Bonds	Participation Notes	Preference Shares	Limited Liability Partnership
Beginning Balance - November 1, 2024	$1,609,695	$205,141	$724,008,903	$18,433,834
Acquisitions	714,000	17,055,100	83,606,153	977,039
Dispositions	—	(588,582)	(377,852)	—
Realized gains (losses)	(1,743,791)	(33,014)	(58,216,299)	—
Return of capital	—	—	(8,503,174)	—
Change in unrealized appreciation	1,328,792	1,612,740	75,666,863	(12,107,255)
Transfers out of Level 3	(106,590)	—	—	—
Transfers into Level 3	34,219	—	—	—
Ending Balance - July 31, 2025	$1,836,325	$18,251,385	$816,184,594	$7,303,618

As of July 31, 2025, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(402,736) for Event-Linked Bonds, $1,067,578 for Participation Notes, $35,302,268 for Preference Shares, and $(12,107,255) for Limited Liability Partnerships.
16

Notes to Consolidated Financial Statements	as of July 31, 2025 (Unaudited)

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2025.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/25	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$18,251,385	Insurance industry model	Estimated losses:	$0.1MM-$1.9MM	$1.9MM
				Estimated premiums earned:	$0.5MM-$8.8MM	$8.8MM
Preference Shares	Financial Services	$738,013,689	Insurance industry model	Estimated losses:	$0.0MM-$87.4MM	$22.6MM
				Estimated premiums earned:	$0.0MM-$88.5MM	$44.4MM
Limited Liability Partnership	Financial Services	$7,303,618	Insurance industry model	Estimated losses:	$0.0MM-$28.2MM	$16.7MM
				Estimated premiums earned:	$0.0MM-$47.7MM	$32.2MM

(1)	Weighted by relative fair value
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $1,836,325 for Event-Linked Bonds, and $78,170,905 for Preference Shares.
17